SHARE BASED COMPENSATION (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Binomial Pricing model	Dec. 31, 2012 Binomial Pricing model	Dec. 31, 2011 Binomial Pricing model	Dec. 31, 2012 Binomial Pricing model Minimum item	Dec. 31, 2011 Binomial Pricing model Minimum item	Dec. 31, 2012 Binomial Pricing model Maximum item	Dec. 31, 2011 Binomial Pricing model Maximum item	Dec. 31, 2013 Employees CNY	Dec. 31, 2012 Employees CNY	Dec. 31, 2011 Employees CNY	Dec. 31, 2013 Non-employees CNY	Dec. 31, 2012 Non-employees CNY	Dec. 31, 2011 Non-employees CNY	Dec. 31, 2013 Options USD ($)	Dec. 31, 2013 Options CNY	Dec. 31, 2012 Options USD ($)	Dec. 31, 2012 Options CNY	Dec. 31, 2011 Options USD ($)	Dec. 31, 2011 Options CNY	Dec. 31, 2010 Options USD ($)	Dec. 31, 2010 Options CNY	Dec. 31, 2013 Options Employees	Dec. 31, 2012 Options Employees	Dec. 31, 2013 Options Non-employees	Dec. 31, 2012 Options Non-employees
SHARE BASED COMPENSATION
Available for future grants (in shares)																	22,326,994	22,326,994	19,693,783	19,693,783
Shares
Outstanding at the beginning of the period (in shares)																	16,153,312	16,153,312	16,762,302	16,762,302	18,321,585	18,321,585			11,476,476	14,109,687	2,043,625	2,043,625
Granted (in shares)																			2,205,250	2,205,250	992,700	992,700
Exercised (in shares)																			(1,494,420)	(1,494,420)	(1,914,088)	(1,914,088)
Forfeited or expired (in shares)																	(2,633,211)	(2,633,211)	(1,319,820)	(1,319,820)	(637,895)	(637,895)
Outstanding at the end of the period (in shares)																	13,520,101	13,520,101	16,153,312	16,153,312	16,762,302	16,762,302	18,321,585	18,321,585	11,476,476	14,109,687	2,043,625	2,043,625
Exercisable at the end of the period (in shares)																	13,201,305	13,201,305	12,963,768	12,963,768	11,733,255	11,733,255
Expected to vested (in shares)																	119,485	119,485
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)																	$ 18.30		$ 17.25		$ 15.90
Granted (in dollars per share)																			$ 20.76		$ 32.91
Exercised (in dollars per share)																			$ 5.12		$ 1.47
Forfeited or expired (in dollars per share)																	$ 20.98		$ 24.75		$ 27.73
Outstanding at the end of the period (in dollars per share)																	$ 16.89		$ 18.30		$ 17.25		$ 15.90
Exercisable at the end of the period (in dollars per share)																	$ 16.72		$ 16.25		$ 12.66
Expected to vested (in dollars per share)																	$ 26.09
Weighted Average Remaining Contractual Term
Outstanding at the end of the period																	4 years 6 months 14 days	4 years 6 months 14 days	5 years 10 months 24 days	5 years 10 months 24 days	6 years 6 months	6 years 6 months	7 years 1 month 6 days	7 years 1 month 6 days
Exercisable at the end of the period																	4 years 5 months 16 days	4 years 5 months 16 days	5 years 4 months 24 days	5 years 4 months 24 days	5 years 9 months 18 days	5 years 9 months 18 days
Expected to vested																	7 years 2 months 12 days	7 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)																		29,114		85,750		553,155
Granted (in dollars)																						(12,449)
Exercised (in dollars)																				5,856		36,433
Forfeited (in dollars)																		54,530
Outstanding at the end of the period (in dollars)																		10,940		29,114		85,750		553,155
Exercisable at the end of the period (in dollars)																		10,940		29,112		113,896
Assumptions used
Risk-free rate of return, minimum (as a percent)					3.20%	1.20%
Risk-free rate of return, maximum (as a percent)					3.26%	4.40%
Exercise multiple (applicable to awards granted to employees only)							2	2	3	3
Post-vesting forfeiture rate (applicable to awards granted to employees only) (as a percent)				19.00%	14.00%	14.00%	0.00%		1.00%
Expected term							1 year 6 months	1 year 6 months	10 years	10 years
Volatility rate, minimum (as a percent)						41.00%
Volatility rate, maximum (as a percent)						50.00%
Volatility rate (as a percent)					47.00%
Weighted average volatility rate (as a percent)					47.00%	46.54%
Additional disclosures
Share-based compensation expenses (in dollars)	22,826	34,971	33,348
Total fair values of option and warrants vested											18,936	40,075	48,414	203	1,059	2,015
Weighted average grant date fair values per share (in RMB per share)	0.00	12.42	7.13
Total unrecognized compensation expense related to non-vested share-based compensation arrangements	8,657
Weighted-average period for recognition of unrecognized compensation expense	8 months 16 days